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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06912 0031
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06912 0031
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 9/30/04
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


GE LifeStyle Funds

							GE ALLOCATION FUNDS
					       -------------------------------
					     GE CONSERVATIVE ALLOCATION FUND
					     GE MODERATE ALLOCATION FUND
					     GE AGGRESSIVE ALLOCATION FUND

Annual Report
SEPTEMBER 30, 2004

[LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------

Table of Contents
PERFORMANCE SUMMARY
     GE Conservative Allocation Fund .................................  1
     GE Moderate Allocation Fund .....................................  3
     GE Aggressive Allocation Fund ...................................  5
     Portfolio Manager's Biography ...................................  7
NOTES TO PERFORMANCE .................................................  8
FINANCIAL STATEMENTS
     Financial Highlights ............................................ 10
     Statements of Net Assets ........................................ 12
     Statements of Operations ........................................ 15
     Statements of Changes in Net Assets ............................. 16
     Notes to Financial Statements ................................... 17
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............. 20
TAX INFORMATION ...................................................... 21
ADDITIONAL INFORMATION ............................................... 22
INVESTMENT TEAM ...................................................... 25

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------


CHANGE IN VALUE OF A $10,000 INVESTMENT


                        [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


                    GE CONSERVATIVE        COMPOSITE
                    ALLOCATION FUND         INDEX**      S&P 500 INDEX    RUSSELL 2000 INDEX
12/31/98              10000.00             10000.00         10000.00           10000.00
3/99                  10160.00             10104.40         10496.48            9452.92
9/99                  10270.00             10242.71         10535.63           10229.68
3/00                  11258.67             11217.09         12403.62           12974.83
9/00                  11279.16             11213.04         11930.93           12638.12
3/01                  11189.72             10723.26          9693.12           11002.57
9/01                  10943.67             10483.26          8750.33            9965.69
3/02                  11522.72             11044.71          9713.04           12555.93
9/02                  10584.27             10087.57          6957.39            9048.74
3/03                  10731.61             10391.16          7308.30            9176.59
9/03                  11680.67             11564.48          8657.77           12356.64
3/04                  12624.53             12620.62          9876.66           15034.07
9/04                  12594.80             12651.23          9858.95           14675.99


                                         LB AGGREGATE
                      MSCI EAFE INDEX     BOND INDEX    90 DAY T-BILL
12/31/98                 10000.00          10000.00       10000.00
3/99                     10139.15           9950.49       10111.29
9/99                     10853.10           9929.98       10345.68
3/00                     12683.07          10136.68       10623.84
9/00                     11198.23          10624.14       10940.23
3/01                      9401.22          11406.89       11240.76
9/01                      7985.43          12000.27       11433.77
3/02                      8585.74          12016.93       11539.37
9/02                      6745.38          13031.86       11636.64
3/03                      6591.86          13421.21       11708.97
9/03                      8501.01          13736.86       11766.46
3/04                     10384.71          14146.64       11823.06
9/04                     10378.11          14242.11       11899.34


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/04*
--------------------------------------------------------------------------------
                                   TARGET      ACTUAL
GE Fixed Income Fund                53.0%       52.7%
GE U.S. Equity Fund                 28.0%       28.0%
GE International Equity Fund        12.0%       12.1%
GE Small-Cap Value Equity Fund       5.0%        5.0%
Other                                2.0%        2.2%
--------------------------------------------------------------------------------
Total                              100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2004
--------------------------------------------------------------------------------
                            ONE      FIVE      SINCE
                           YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND         7.83%     4.17%     4.09%
Composite Index**          9.40%     4.31%     4.17%
LB Aggregate Bond Index    3.68%     7.48%     6.34%
S&P 500 Index             13.87%    -1.32%    -0.25%
MSCI EAFE Index           22.08%    -0.89%     0.65%
Russell 2000 Index        18.77%     7.49%     6.90%
90 Day T-Bill              1.13%     2.84%     3.07%
--------------------------------------------------------------------------------


 * AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS
   FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



The GE Conservative Allocation Fund returned 7.83% for the twelve-month period ended September 30, 2004. The Fund's Composite Index returned 9.40% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and includes: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which underperformed its benchmark for the period. The performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery. The GE Small-Cap Value Equity Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information Technology, and Materials sectors. But overall the small cap market performed well despite events that included oil peaking over $50, three Fed funds hikes totaling 75 basis points (bps), a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Return**                 1,000.00                             997.64                             1.00
---------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return          1,000.00                           1,023.70                             1.04
---------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS
   (0.24)%

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                    [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                      GE MODERATE       COMPOSITE            S&P          RUSSELL
                    ALLOCATION FUND      INDEX**         500 INDEX      2000 INDEX
12/31/98                10000.00        10000.00          10000.00       10000.00
3/99                    10240.00        10125.87          10496.48        9452.92
9/99                    10390.00        10378.03          10535.63       10229.68
3/00                    11761.17        11756.49          12403.62       12974.83
9/00                    11465.61        11475.20          11930.93       12638.12
3/01                    10948.88        10414.12           9693.12       11002.57
9/01                    10335.83         9787.34           8750.33        9965.69
3/02                    11210.23        10638.25           9713.04       12555.93
9/02                     9504.08         8943.34           6957.39        9048.74
3/03                     9542.36         9222.62           7308.30        9176.59
9/03                    10712.99        10781.54           8657.77       12356.64
3/04                    11896.59        12154.88           9876.66       15034.07
9/04                    11824.42        12147.12           9858.95       14675.99


                        MSCI          LB AGGREGATE
                     EAFE INDEX        BOND INDEX            90 DAY T-BILL
12/31/98              10000.00          10000.00                10000.00
3/99                  10139.15           9950.49                10111.29
9/99                  10853.10           9929.98                10345.68
3/00                  12683.07          10136.68                10623.84
9/00                  11198.23          10624.14                10940.23
3/01                   9401.22          11406.89                11240.76
9/01                   7985.43          12000.27                11433.77
3/02                   8585.74          12016.93                11539.37
9/02                   6745.38          13031.86                11636.64
3/03                   6591.86          13421.21                11708.97
9/03                   8501.01          13736.86                11766.46
3/04                  10384.71          14146.64                11823.06
9/04                  10378.11          14242.11                11899.34


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/04*
--------------------------------------------------------------------------------
                                    TARGET      ACTUAL
GE U.S. Equity Fund                  34.0%       34.0%
GE Fixed Income Fund                 33.0%       32.8%
GE International Equity Fund         19.0%       19.1%
GE Small-Cap Value Equity Fund       12.0%       12.0%
Other                                 2.0%        2.1%
--------------------------------------------------------------------------------
Total                               100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2004
--------------------------------------------------------------------------------
                             ONE      FIVE      SINCE
                            YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND         10.37%     2.62%     2.96%
Composite Index**          12.67%     3.20%     3.44%
LB Aggregate Bond Index     3.68%     7.48%     6.34%
S&P 500 Index              13.87%    -1.32%    -0.25%
MSCI EAFE Index            22.08%    -0.89%     0.65%
Russell 2000 Index         18.77%     7.49%     6.90%
90 Day T-Bill               1.13%     2.84%     3.07%
--------------------------------------------------------------------------------

 * AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS
   FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK
   INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



The GE Moderate Allocation Fund returned 10.37% for the twelve-month period ended September 30, 2004. The Fund's Composite Index returned 12.67% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. Core international equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and includes: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors. The Fund's allocation is moderately weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. The performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery. The GE Small-Cap Value Equity Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information Technology, and Materials sectors. But overall the small cap market performed well despite events that included oil peaking over $50, three Fed funds hikes totaling 75 bps, a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Return**                 1,000.00                             993.93                             0.99
---------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return          1,000.00                           1,023.72                             1.02
---------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS (0.61)%

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                        [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                        GE AGGRESSIVE                              S&P              RUSSELL
                      ALLOCATION  FUND    COMPOSITE INDEX**     500 INDEX          2000 INDEX
12/31/98                 10000.00            10000.00           10000.00           10000.00
3/99                     10340.00            10120.55           10496.48            9452.92
9/99                     10560.00            10478.77           10535.63           10229.68
3/00                     12325.49            12237.45           12403.62           12974.83
9/00                     11788.72            11723.66           11930.93           12638.12
3/01                     10920.34            10197.23            9693.12           11002.57
9/01                     10073.80             9285.98            8750.33            9965.69
3/02                     11234.38            10371.86            9713.04           12555.93
9/02                      8967.89             8135.02            6957.39            9048.74
3/03                      8889.78             8374.50            7308.30            9176.59
9/03                     10265.31            10199.02            8657.77           12356.64
3/04                     11663.46            11810.73            9876.66           15034.07
9/04                     11560.14            11765.59            9858.95           14675.99



                                          LB AGGREGATE
                      MSCI EAFE INDEX      BOND INDEX     90 DAY T-BILL
12/31/98                  10000.00         10000.00         10000.00
3/99                      10139.15          9950.49         10111.29
9/99                      10853.10          9929.98         10345.68
3/00                      12683.07         10136.68         10623.84
9/00                      11198.23         10624.14         10940.23
3/01                       9401.22         11406.89         11240.76
9/01                       7985.43         12000.27         11433.77
3/02                       8585.74         12016.93         11539.37
9/02                       6745.38         13031.86         11636.64
3/03                       6591.86         13421.21         11708.97
9/03                       8501.01         13736.86         11766.46
3/04                      10384.71         14146.64         11823.06
9/04                      10378.11         14242.11         11899.34


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/04*
--------------------------------------------------------------------------------
                                   TARGET     ACTUAL
GE U.S. Equity Fund                 38.0%       37.5%
GE International Equity Fund        24.0%       24.4%
GE Small-Cap Value Equity Fund      20.0%       19.9%
GE Fixed Income Fund                16.0%       16.1%
Other                                2.0%        2.1%
--------------------------------------------------------------------------------
Total                              100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2004
--------------------------------------------------------------------------------

                            ONE      FIVE      SINCE
                           YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE
   ALLOCATION FUND        12.61%     1.83%    2.55%
Composite Index**         15.36%     2.34%    2.87%
LB Aggregate Bond Index    3.68%     7.48%    6.34%
S&P 500 Index             13.87%    -1.32%   -0.25%
MSCI EAFE Index           22.08%    -0.89%    0.65%
Russell 2000 Index        18.77%     7.49%    6.90%
90 Day T-Bill              1.13%     2.84%    3.07%
--------------------------------------------------------------------------------

 * AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND
   WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE Aggressive Allocation Fund returned 12.61% for the six-month period ended March 31, 2004. The Fund's Composite Index returned 15.36% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and includes: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery. The GE Small-Cap Value Equity Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information Technology, and Materials sectors. But overall the small cap market performed well despite events that included oil peaking over $50, three Fed funds hikes totaling 75 bps, a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period. The Fund's allocation is conservatively weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. The performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Return**                 1,000.00                             991.14                             0.99
---------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return          1,000.00                           1,023.72                             1.02
---------------------------------------------------------------------------------------------------------------------------

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
   WAS (0.89)%

GE LifeStyle Funds                                 Portfolio Manager's Biography
--------------------------------------------------------------------------------

DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE ALLOCATION FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON ALSO LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS, AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989.


[PHOTOE OMITTED]

PICTURED TO THE RIGHT:
DAVID B. CARLSON

Notes to Performance  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis through January 29, 2005. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future. Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

                     [This page is left intentionally blank]

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                        GE CONSERVATIVE
                                                                                           ALLOCATION
                                                                                              FUND

                                                                     9/30/04     9/30/03    9/30/02(c)    9/30/01     9/30/00
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --           --          --          --       12/31/98
Net asset value, beginning of period .............................   $ 8.00       $ 8.91      $10.23      $ 11.01     $ 10.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ............................................     0.18         0.26        0.53         0.63        0.37
Net realized and unrealized gains (losses)
   on investments ................................................     0.44         0.54       (0.79)(b)    (0.93)       0.63
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...................     0.62         0.80       (0.26)       (0.30)       1.00
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................     0.15         1.71        0.57         0.39        0.26
   Net realized gains ............................................       --           --        0.49         0.09          --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................     0.15         1.71        1.06         0.48        0.26
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................   $ 8.47       $ 8.00      $ 8.91      $ 10.23     $ 11.01
====================================================================================================================================
TOTAL RETURN (A) .................................................     7.83%       10.36%      (3.28)%      (2.97)%      9.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................   $1,410       $1,104      $  970      $13,256     $39,780
   Ratios to average net assets:
     Net investment income .......................................     2.30%        2.56%       5.21%        3.62%       3.47%
     Net expenses ................................................     0.20%        0.20%       0.20%        0.20%       0.20%
     Gross expenses ..............................................     0.21%        0.21%       0.24%        0.33%       0.36%
   Portfolio turnover rate .......................................       22%          30%         29%          21%         44%
====================================================================================================================================


                                                                                          GE MODERATE
                                                                                          ALLOCATION
                                                                                             FUND

                                                                     9/30/04     9/30/03    9/30/02      9/30/01      9/30/00
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --          --          --           --       12/31/98
Net asset value, beginning of period .............................    $ 9.06      $ 8.30      $ 9.61       $11.25      $ 10.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ............................................      0.16        0.17        0.36         0.38         0.28
Net realized and unrealized gains (losses)
   on investments ................................................      0.77        0.86       (1.05)       (1.43)        0.79
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...................      0.93        1.03       (0.69)       (1.05)        1.07
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................      0.16        0.27        0.41         0.31         0.20
   Net realized gains ............................................        --          --        0.21         0.28         0.01
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................      0.16        0.27        0.62         0.59         0.21
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................    $ 9.83      $ 9.06      $ 8.30       $ 9.61      $ 11.25
====================================================================================================================================
TOTAL RETURN (A) .................................................     10.37%      12.72%      (8.05)%      (9.85)%      10.35%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................    $8,087      $6,957      $6,442       $9,718      $19,817
   Ratios to average net assets:
     Net investment income .......................................      1.61%       1.91%       3.77%        3.01%        2.49%
     Net expenses ................................................      0.20%       0.20%       0.20%        0.20%        0.20%
     Gross expenses ..............................................      0.21%       0.21%       0.21%        0.46%        0.49%
   Portfolio turnover rate .......................................        11%         28%         23%          24%          53%
====================================================================================================================================


                                                                                            GE AGGRESSIVE
                                                                                             ALLOCATION
                                                                                                FUND

                                                                       9/30/04     9/30/03     9/30/02     9/30/01     9/30/00
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                           --           --          --          --      12/31/98
Net asset value, beginning of period .............................     $ 9.03       $ 8.23      $ 9.52      $11.64     $ 10.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ............................................       0.10         0.12        0.41        0.32        0.18
Net realized and unrealized gains (losses)
   on investments ................................................       1.03         1.04       (1.40)      (1.94)       1.04
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...................       1.13         1.16       (0.99)      (1.62)       1.22
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................       0.09         0.36        0.30        0.24        0.13
   Net realized gains ............................................         --           --          --        0.26        0.01
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................       0.09         0.36        0.30        0.50        0.14
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................     $10.07       $ 9.03      $ 8.23      $ 9.52     $ 11.64
================================================================================================================================
TOTAL RETURN (A) .................................................      12.61%       14.47%     (10.98)%    (14.55)%     11.64%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................     $8,113       $7,047      $6,471      $9,719     $26,487
   Ratios to average net assets:
     Net investment income .......................................       0.98%        1.25%       4.24%       2.47%       1.43%
     Net expenses ................................................       0.20%        0.20%       0.20%       0.20%       0.20%
     Gross expenses ..............................................       0.21%        0.21%       0.21%       0.41%       0.44%
   Portfolio turnover rate .......................................          8%          21%         27%         21%         38%
================================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

See Notes to Financial Statements.

                                    10 & 11

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Allocation Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.6%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .......................................................      14,988               $  394,936
GE Fixed Income Fund (Class Y) ......................................................      59,239                  743,451
GE International Equity Fund (Class Y) ..............................................      13,220                  169,882
GE Small-Cap Value Equity Fund (Class Y) ............................................       4,687                   70,639
GEI Short-Term Investment Fund ......................................................      25,852                   25,852

TOTAL INVESTMENTS
   COST ($ 1,351,935) ...............................................................                           $1,404,760
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ........................................................................                               21,213
Liabilities .........................................................................                              (16,206)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ........................................................                                5,007
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                           $1,409,767
===========================================================================================================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .....................................................................                            2,623,635
Undistributed (overdistributed) net investment income ...............................                               26,137
Accumulated net realized gain (loss) ................................................                           (1,292,830)
Net unrealized appreciation / (depreciation) on
    Investments .....................................................................                               52,825
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                           $1,409,767
===========================================================================================================================

Shares Outstanding ..................................................................                              166,493
Net Asset Value, offering and redemption price per share ............................                                $8.47


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Allocation Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 101.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .........................................................   104,312              $ 2,748,617
GE Fixed Income Fund (Class Y) ........................................................   211,426                2,653,402
GE International Equity Fund (Class Y) ................................................   119,957                1,541,454
GE Small-Cap Value Equity Fund (Class Y) ..............................................    64,471                  971,584
GEI Short-Term Investment Fund ........................................................   250,020                  250,020

TOTAL INVESTMENTS
   COST ($8,020,402) ..................................................................                         $8,165,078
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.0)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ..........................................................................                             10,552
Liabilities ...........................................................................                            (89,079)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................................................                            (78,527)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                         $8,086,551
===========================================================================================================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .......................................................................                          9,709,279
Undistributed (overdistributed) net investment income .................................                             61,907
Accumulated net realized gain (loss) ..................................................                         (1,829,311)
Net unrealized appreciation / (depreciation) on
    Investments .......................................................................                            144,676
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                         $8,086,551
===========================================================================================================================

Shares Outstanding ....................................................................                            822,263
Net Asset Value, offering and redemption price per share ..............................                              $9.83


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Allocation Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .........................................................   115,475               $3,042,773
GE Fixed Income Fund (Class Y) ........................................................   103,808                1,302,789
GE International Equity Fund (Class Y) ................................................   154,328                1,983,119
GE Small-Cap Value Equity Fund (Class Y) ..............................................   106,875                1,610,602
GEI Short-Term Investment Fund ........................................................   171,120                  171,120

TOTAL INVESTMENTS
   COST ($8,163,058) ..................................................................                         $8,110,403
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ..........................................................................                              5,020
Liabilities ...........................................................................                             (2,261)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................................................                              2,759
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                         $8,113,162
===========================================================================================================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .......................................................................                         10,827,852
Undistributed (overdistributed) net investment income .................................                             26,275
Accumulated net realized gain (loss) ..................................................                         (2,688,310)
Net unrealized appreciation / (depreciation) on
    Investments .......................................................................                            (52,655)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                         $8,113,162
===========================================================================================================================

Shares Outstanding ....................................................................                            806,030
Net Asset Value, offering and redemption price per share ..............................                             $10.07


See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 2004



                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
   Dividend ................................................  $  3,892                 $138,780               $  92,368
   Interest ................................................    28,749                    1,892                   1,874
---------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME .........................................    32,641                  140,672                  94,242
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .....................     2,627                   15,526                  15,937
      Transfer agent fees ..................................        76                      398                     251
      Trustees fees ........................................        37                      231                     392
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .....................     2,740                   16,155                  16,580
---------------------------------------------------------------------------------------------------------------------------
   Less: Fee reimbursement from
         transfer agent (see Note 2) .......................       (17)                     (17)                    (17)
   Less: Expenses waived or borne
         by the adviser ....................................       (95)                    (612)                   (626)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses .........................................     2,628                   15,526                  15,937
---------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ................................    30,013                  125,146                  78,305
===========================================================================================================================

NET REALIZED AND UNREALIZED GAIN ( LOSS)
   ON INVESTMENTS
      Realized gain (loss) on investments ..................    14,256                 (124,499)               (125,245)
      Change in unrealized appreciation/(depreciation)
         on investments ....................................    41,568                  718,907                 938,645
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain(loss)
      on investments .......................................    55,824                  594,408                 813,400
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................   $85,837                 $719,554                $891,705
===========================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the year ended September 30, 2004

                                               GE CONSERVATIVE               GE MODERATE                GE AGGRESSIVE
                                                  ALLOCATION                  ALLOCATION                  ALLOCATION
                                                     FUND                        FUND                        FUND

                                              YEAR          YEAR          YEAR          YEAR           YEAR          YEAR
                                             ENDED          ENDED         ENDED        ENDED          ENDED          ENDED
                                            9/30/04        9/30/03       9/30/04      9/30/03        9/30/04        9/30/03
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ............  $   30,013    $   26,507     $  125,146    $  123,970     $   78,305    $   83,133
      Net realized gain (loss)
         on investments ................      14,256       (10,114)      (124,499)     (641,323)      (125,245)     (574,250)
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments ................      41,568        87,547        718,907     1,306,155        938,645     1,390,454
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ...............      85,837       103,940        719,554       788,802        891,705       899,337
----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ............     (20,920)     (181,010)      (123,802)     (201,954)       (74,201)     (273,392)
      Net realized gains ...............          --            --             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .................     (20,920)     (181,010)      (123,802)     (201,954)       (74,201)     (273,392)
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net
         assets from operations
         and distributions .............      64,917       (77,070)       595,752       586,848        817,504       625,945
----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .....     412,967       306,287      1,738,753     1,609,236      1,292,830       870,224
      Value of distributions reinvested       20,919        181,006       123,802        201,951        74,200       273,390
      Cost of shares redeemed ..........    (193,136)     (276,180)    (1,328,287)   (1,883,287)    (1,118,704)   (1,193,076)
----------------------------------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions ............     240,750       211,113        534,268       (72,100)       248,326       (49,462)
----------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS .................     305,667       134,043      1,130,020       514,748      1,065,830       576,483
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of year ...................   1,104,100       970,057      6,956,531     6,441,783      7,047,332     6,470,849
----------------------------------------------------------------------------------------------------------------------------
   End of year .........................  $1,409,767    $1,104,100     $8,086,551    $6,956,531     $8,113,162    $7,047,332
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR .................     $26,137       $17,044        $61,907       $60,561        $26,275       $22,170

CHANGES IN FUND SHARES

Shares sold by subscription ............      49,171        39,034        177,585       185,461        129,349       102,310
Shares issued for distributions
   reinvested ..........................       2,560        24,231         13,115        24,157          7,705        33,138
Shares redeemed ........................     (23,223)      (34,175)      (136,023)     (218,036)      (111,786)     (141,336)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in
   fund shares .........................      28,508        29,090         54,677        (8,418)        25,268        (5,888)
============================================================================================================================

See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in income funds.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to more accurately reflect the "fair value" of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Notes To Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------

At September 30, 2004, information on the tax components of capital is as follows:

                                                                                                           NET TAX
                                                                                                         UNREALIZED
                                          COST OF                GROSS TAX            GROSS TAX         APPRECIATION/
                                        INVESTMENTS             UNREALIZED           UNREALIZED        (DEPRECIATION)
                                     FOR TAX PURPOSES          APPRECIATION         DEPRECIATION       ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund         $1,391,845                $12,915            $      --           $   12,915
GE Moderate Allocation Fund              8,917,878                     --             (752,800)            (752,800)
GE Aggressive Allocation Fund            8,913,687                     --             (803,284)            (803,284)


                                          NET TAX
                                       APPRECIATION/
                                      (DEPRECIATION)           UNDISTRIBUTED        UNDISTRIBUTED
                                      ON DERIVATIVES,        ORDINARY INCOME/         LONG-TERM         POST OCTOBER
                                       CURRENCY AND            (ACCUMULATED      GAINS/(ACCUMULATED        LOSSES
                                     OTHER NET ASSETS         ORDINARY LOSS)        CAPITAL LOSS)    (SEE DETAILS BELOW)
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund            $ --                  $25,886            $(1,219,691)          $(32,978)
GE Moderate Allocation Fund                  --                   60,427               (902,135)           (28,220)
GE Aggressive Allocation Fund                --                   24,868             (1,894,381)           (41,893)


As of September 30, 2004, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund    $  149,813      09/30/10
                                    1,019,232      09/30/11
                                       50,646      09/30/12
--------------------------------------------------------------------------------
GE Moderate Allocation Fund            53,383      09/30/10
                                      442,772      09/30/11
                                      405,980      09/30/12
--------------------------------------------------------------------------------
GE Aggressive Allocation Fund           1,767      09/30/09
                                      846,122      09/30/10
                                      588,067      09/30/11
                                      458,425      09/30/12
--------------------------------------------------------------------------------


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2003 as follows:

POST-OCTOBER LOSS                    CAPITAL       CURRENCY
--------------------------------------------------------------------------------
GE Conservative Allocation Fund      $32,978         $ --
GE Moderate Allocation Fund           28,220           --
GE Aggressive Allocation Fund         41,893           --


The tax composition of distributions paid during the year ended September 30, 2004, and September 30, 2003 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2004
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------
GE Conservative Allocation Fund   $ 20,920          $ --
GE Moderate Allocation Fund        123,802            --
GE Aggressive Allocation Fund       74,201            --


                                 YEAR ENDED SEPTEMBER 30, 2003
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------
GE Conservative Allocation Fund   $181,010         $ --
GE Moderate Allocation Fund        201,954           --
GE Aggressive Allocation Fund      273,392           --

Notes To Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed its Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc. (PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund Complex. As of September 30, 2004, PFPC paid $51 of those conversion expenses.


3. FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended September 30, 2004, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4. INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended September 30, 2004, were as follows:


                                     PURCHASES       SALES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund    $  529,826      $282,798
GE Moderate Allocation Fund         1,356,014       832,481
GE Aggressive Allocation Fund         891,501       657,106


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at September 30, 2004 are:


                   5% OR GREATER SHAREHOLDERS
                   -------------------------
                                  % OF           % OF FUND HELD
                     NUMBER     FUND HELD       BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
  Allocation Fund       4           94%                94%
GE Moderate
  Allocation Fund       4           99%                99%
GE Aggressive
  Allocation Fund       3           97%                97%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund, each a series of GE LifeStyle Funds, as of September 30, 2004, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2003 and the financial highlights for each of the years or periods in the four-years then ended were audited by other auditors whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund, as of September 30, 2004, and the results of their operations, changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/KPMG LLP

Boston, Massachusetts
November 12, 2004

Tax Information  (unaudited)
--------------------------------------------------------------------------------

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.


CHANGE IN AUDITORS (UNAUDITED)

PricewaterhouseCoopers ("PwC") served as independent auditors for Trust. On April 12, 2004, PwC resigned as auditors and the Trust's Board selected KPMG LLP ("KPMG") as independent auditors for the Trust for the fiscal year ended September 30, 2004 upon the recommendation of the Trust's Audit Committee. During the two most recent fiscal years and through April 12, 2004, there was no disagreement with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to PwC's satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. The audit report of PwC on the financial statements of the Trust as of and for the year ended September 30, 2003 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    55

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President - Chief
Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    49

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Chairman of the Board and Chief Executive
Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   49

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987

Additional Information  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Associate
General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE   GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Dennison Veru
  Richard Whitman - Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David Carlson

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall



  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHIEF EXECUTIVE OFFICER
  David Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn Karlic, EVP, FIXED INCOME

                     [This page is left intentionally blank]

                     [This page is left intentionally blank]






							      GE STRATEGY FUNDS
--------------------------------------------------------------------------------
						  GE CONSERVATIVE STRATEGY FUND
						  GE MODERATE STRATEGY FUND
						  GE AGGRESSIVE STRATEGY FUND








Annual Report
SEPTEMBER 30, 2004




[GE LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------

Table of Contents

PERFORMANCE SUMMARY
     GE Conservative Strategy Fund .............................    1
     GE Moderate Strategy Fund .................................    3
     GE Aggressive Strategy Fund ...............................    5
     Portfolio Manager's Biography .............................    7
NOTES TO PERFORMANCE ...........................................    8
FINANCIAL STATEMENTS
     Financial Highlights ......................................   10
     Statements of Net Assets ..................................   12
     Statements of Operations ..................................   15
     Statements of Changes in Net Assets .......................   16
     Notes to Financial Statements .............................   17
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........   20
TAX INFORMATION ................................................   21
ADDITIONAL INFORMATION .........................................   22
INVESTMENT TEAM ................................................   25



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                GE CONSERVATIVE
                                 STRATEGY FUND         COMPOSITE INDEX **           S&P 500 INDEX     RUSSELL 2000 INDEX
1/5/98                            10,000.00               10,000.00                   10,000.00           10,000.00
3/98                              10,630.00               10,694.99                   11,434.85           11,010.58
9/98                              10,320.00               10,572.47                   10,645.16            8,380.56
3/99                              11,312.47               11,662.62                   13,554.65            9,214.12
9/99                              11,396.97               11,822.26                   13,605.22            9,971.26
3/00                              12,541.02               12,946.90                   16,017.45           12,647.07
9/00                              12,563.31               12,942.22                   15,407.04           12,318.86
3/01                              12,448.97               12,376.92                   12,517.24           10,724.63
9/01                              12,176.79               12,099.91                   11,299.76            9,713.94
3/02                              12,771.43               12,747.94                   12,542.97           12,238.75
9/02                              11,736.91               11,643.20                    8,984.44            8,820.15
3/03                              11,889.41               11,993.60                    9,437.59            8,944.77
9/03                              12,939.66               13,347.86                   11,180.23           12,044.49
3/04                              13,964.67               14,566.87                   12,754.26           14,654.28
9/04                              13,909.64               14,602.20                   12,731.39           14,305.25



                                                            LB AGGREGATE
                                 MSCI EAFE INDEX             BOND INDEX             90 DAY T-BILL
1/5/98                               10,000.00               10,000.00                10,000.00
3/98                                 11,470.99               10,155.56                10,127.30
9/98                                  9,944.75               10,832.19                10,379.12
3/99                                 12,166.36               10,814.84                10,607.36
9/99                                 13,023.05               10,792.55                10,853.25
3/00                                 15,218.90               11,017.20                11,145.06
9/00                                 13,437.18               11,547.00                11,476.97
3/01                                 11,280.88               12,397.75                11,792.24
9/01                                  9,582.02               13,042.68                11,994.73
3/02                                 10,302.36               13,060.78                12,105.50
9/02                                  8,094.04               14,163.88                12,207.54
3/03                                  7,909.83               14,587.05                12,283.42
9/03                                 10,200.69               14,930.11                12,343.74
3/04                                 12,461.01               15,375.48                12,403.10
9/04                                 12,453.09               15,479.25                12,483.13



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/04*
--------------------------------------------------------------------------------

                                   TARGET        ACTUAL
GE Fixed Income Fund                53.0%         53.1%
GE U.S. Equity Fund                 28.0%         28.2%
GE International Equity Fund        12.0%         12.1%
GE Small-Cap Value Equity Fund       5.0%          5.0%
Other                                2.0%          1.6%
--------------------------------------------------------------------------------
Total                              100.0%         100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2004
--------------------------------------------------------------------------------

                              ONE      FIVE      SINCE
                             YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------

GE CONSERVATIVE
   STRATEGY FUND              7.50%    4.07%     5.02%
Composite Index**             9.40%    4.31%     5.77%
LB Aggregate Bond Index       3.68%    7.48%     6.69%
S&P 500 Index                13.87%   -1.32%     3.64%
MSCI EAFE Index              22.08%   -0.89%     3.30%
Russell 2000 Index           18.77%    7.49%     5.45%
90 Day T-Bill                 1.13%    2.48%     3.34%
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



The GE Conservative Strategy Fund returned 7.50% for the twelve-month period ended September 30, 2004. The Fund's Composite Index returned 9.40% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 52% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and includes: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which underperformed its benchmark for the period. The performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery. The GE Small-Cap Value Equity Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information Technology, and Materials sectors. But overall the small cap market performed well despite events that included oil peaking over $50, three Fed funds hikes totaling 75 basis points (bps), a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Return**                 1,000.00                             996.06                             1.00
------------------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return          1,000.00                           1,023.71                             1.04
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS
   (0.39)%

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 GE MODERATE
                                STRATEGY FUND          COMPOSITE INDEX**            S&P 500 INDEX    RUSSELL 2000 INDEX
1/5/98                            10,000.00               10,000.00                   10,000.00           10,000.00
3/98                              10,880.00               10,930.49                   11,396.13           11,010.58
9/98                              10,220.00               10,259.97                   10,609.12            8,380.56
3/99                              11,717.36               11,754.67                   13,508.76            9,214.12
9/99                              11,857.11               12,047.39                   13,559.15            9,971.26
3/00                              13,428.16               13,647.58                   15,963.22           12,647.07
9/00                              13,077.76               13,321.05                   15,354.87           12,318.86
3/01                              12,462.44               12,089.29                   12,474.86           10,724.63
9/01                              11,766.50               11,361.69                   11,261.50            9,713.94
3/02                              12,747.01               12,349.46                   12,500.50           12,238.75
9/02                              10,799.94               10,381.92                    8,954.02            8,820.15
3/03                              10,845.11               10,706.13                    9,405.63            8,944.77
9/03                              12,171.59               12,515.81                   11,142.38           12,044.49
3/04                              13,502.49               14,110.06                   12,711.07           14,654.28
9/04                              13,413.75               14,101.05                   12,688.28           14,305.25



                                  MSCI EAFE INDEX      LB AGGREGATE BOND INDEX       90 DAY T-BILL
1/5/98                                10,000.00               10,000.00                10,000.00
3/98                                  11,470.99               10,155.56                10,127.30
9/98                                   9,944.75               10,832.19                10,379.12
3/99                                  12,166.36               10,814.84                10,607.36
9/99                                  13,023.05               10,792.55                10,853.25
3/00                                  15,218.90               11,017.20                11,145.06
9/00                                  13,437.18               11,547.00                11,476.97
3/01                                  11,280.88               12,397.75                11,792.24
9/01                                   9,582.02               13,042.68                11,994.73
3/02                                  10,302.36               13,060.78                12,105.50
9/02                                   8,094.04               14,163.88                12,207.54
3/03                                   7,909.83               14,587.05                12,283.42
9/03                                  10,200.69               14,930.11                12,343.74
3/04                                  12,461.01               15,375.48                12,403.10
9/04                                  12,453.09               15,479.25                12,483.13


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/04*
--------------------------------------------------------------------------------
                                TARGET        ACTUAL
GE U.S. Equity Fund              34.0%         34.2%
GE Fixed Income Fund             33.0%         33.0%
GE International Equity Fund     19.0%         19.1%
GE Small-Cap Value Equity Fund   12.0%         12.1%
Other                             2.0%          1.6%
--------------------------------------------------------------------------------
Total                           100.0%         100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2004
--------------------------------------------------------------------------------
                              ONE      FIVE      SINCE
                             YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------

GE MODERATE
   STRATEGY FUND             10.21%    2.50%     4.46%
Composite Index**            12.67%    3.20%     5.22%
LB Aggregate Bond Index       3.68%    7.48%     6.69%
S&P 500 Index                13.87%   -1.32%     3.59%
MSCI EAFE Index              22.08%   -0.89%     3.30%
Russell 2000 Index           18.77%    7.49%     5.45%
90 Day T-Bill                 1.13%    2.84%     3.34%
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

**THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




The GE Moderate Strategy Fund returned 10.21% for the twelve-month period ended September 30, 2004. The Fund's Composite Index returned 12.67% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. Core international equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and includes: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors. The Fund's allocation is moderately weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. The performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery. The GE Small-Cap Value Equity Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information Technology, and Materials sectors. But overall the small cap market performed well despite events that included oil peaking over $50, three Fed funds hikes totaling 75 bps, a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Return**                 1,000.00                             993.43                             0.99
------------------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return          1,000.00                           1,023.72                             1.02
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS
   (0.66)%

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                                 GE AGGRESSIVE
                                 STRATEGY FUND          COMPOSITE INDEX**           S&P 500 INDEX      RUSSELL 2000 INDEX

1/5/98                            10,000.00               10,000.00                   10,000.00           10,000.00
3/98                              11,110.00               11,120.66                   11,396.13           11,010.58
9/98                              10,150.00                9,968.88                   10,609.12            8,380.56
3/99                              12,056.03               11,747.35                   13,508.76            9,214.12
9/99                              12,267.54               12,163.15                   13,559.15            9,971.26
3/00                              14,359.59               14,204.53                   15,963.22           12,647.07
9/00                              13,690.94               13,608.15                   15,354.87           12,318.86
3/01                              12,675.00               11,836.36                   12,474.86           10,724.63
9/01                              11,731.25               10,778.64                   11,261.50            9,713.94
3/02                              13,055.25               12,039.06                   12,500.50           12,238.75
9/02                              10,397.30                9,442.67                    8,954.02            8,820.15
3/03                              10,299.55                9,720.64                    9,405.63            8,944.77
9/03                              11,867.74               11,838.44                   11,142.38           12,044.49
3/04                              13,484.00               13,709.22                   12,711.07           14,654.28
9/04                              13,363.49               13,656.82                   12,688.28           14,305.25




                                MSCI EAFE INDEX     LB AGGREGATE BOND INDEX       90 DAY T-BILL

1/5/98                             10,000.00               10,000.00                10,000.00
3/98                               11,470.99               10,155.56                10,127.30
9/98                                9,944.75               10,832.19                10,379.12
3/99                               12,166.36               10,814.84                10,607.36
9/99                               13,023.05               10,792.55                10,853.25
3/00                               15,218.90               11,017.20                11,145.06
9/00                               13,437.18               11,547.00                11,476.97
3/01                               11,280.88               12,397.75                11,792.24
9/01                                9,582.02               13,042.68                11,994.73
3/02                               10,302.36               13,060.78                12,105.50
9/02                                8,094.04               14,163.88                12,207.54
3/03                                7,909.83               14,587.05                12,283.42
9/03                               10,200.69               14,930.11                12,343.74
3/04                               12,461.01               15,375.48                12,403.10
9/04                               12,453.09               15,479.25                12,483.13



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/04*
--------------------------------------------------------------------------------
                                 TARGET         ACTUAL
GE U.S. Equity Fund               38.0%          38.0%
GE International Equity Fund      24.0%          24.1%
GE Small-Cap Value Equity Fund    20.0%          20.1%
GE Fixed Income Fund              16.0%          15.9%
Other                              2.0%           1.9%
--------------------------------------------------------------------------------
Total                            100.0%         100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2004
--------------------------------------------------------------------------------
                              ONE      FIVE      SINCE
                             YEAR      YEAR    INCEPTION
--------------------------------------------------------------------------------

GE AGGRESSIVE
   STRATEGY FUND             12.60%    1.73%     4.40%
Composite Index**            15.36%    2.34%     4.73%
LB Aggregate Bond Index       3.68%    7.48%     6.69%
S&P 500 Index                13.87%   -1.32%     3.59%
MSCI EAFE Index              22.08%   -0.89%     3.30%
Russell 2000 Index           18.77%    7.49%     5.45%
90 Day T-Bill                 1.13%    2.84%     3.34%
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



The GE Aggressive Strategy Fund returned 12.60% for the twelve-month period ended September 30, 2004. The Fund's Composite Index returned 15.36% for the same period. Please see adjacent charts for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and includes: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors. Though underperforming its benchmark, the GE International Equity Fund reflected market's strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery. The GE Small-Cap Value Equity Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information Technology, and Materials sectors. But overall the small cap market performed well despite events that included oil peaking over $50, three Fed funds hikes totaling 75 bps, a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period. The Fund's allocation is conservatively weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. The performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Return**                 1,000.00                             991.06                             0.99
------------------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return          1,000.00                           1,023.72                             1.02
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS
   (0.89)%

GE LifeStyle Funds                                 Portfolio Manager's Biography
--------------------------------------------------------------------------------

DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE STRATEGY FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON ALSO LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS, AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989.


[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DAVID B. CARLSON

Notes to Performance                                                 (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis through January 29, 2005. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future. Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

                     [This page is left intentionally blank]

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                        GE CONSERVATIVE
                                                                                            STRATEGY
                                                                                              FUND

                                                                    9/30/04      9/30/03    9/30/02(c)    9/30/01     9/30/00
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --          --           --          --         1/5/98
Net asset value, beginning of period .............................   $ 9.61       $ 9.53     $ 10.30      $ 11.27      $10.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................................     0.24         0.15        0.34         0.26        0.35
   Net realized and unrealized gains (losses)
      on investments .............................................     0.47         0.77       (0.69)(b)    (0.56)       0.72
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ................     0.71         0.92       (0.35)       (0.30)       1.07
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................     0.21         0.84        0.26         0.36        0.28
   Net realized gains ............................................       --           --        0.16         0.31        0.31
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................     0.21         0.84        0.42         0.67        0.59
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................   $10.11       $ 9.61     $  9.53      $ 10.30      $11.27
===================================================================================================================================

TOTAL RETURN(A) ..................................................     7.50%       10.25%      (3.61)%      (3.08)%     10.23%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................   $2,521       $2,625     $ 1,659      $12,663      $4,102
   Ratios to average net assets:
      Net investment income ......................................     2.12%        2.22%       3.25%        3.09%       3.47%
      Net expenses ...............................................     0.20%        0.20%       0.20%        0.20%       0.20%
      Gross expenses .............................................     0.21%        0.21%       0.21%        0.73%       1.41%
   Portfolio turnover rate .......................................       44%          30%         33%          63%         55%
===================================================================================================================================


                                                                                           GE MODERATE
                                                                                            STRATEGY
                                                                                              FUND

                                                                     9/30/04     9/30/03    9/30/02(c)    9/30/01     9/30/00
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --          --         --           --         1/5/98
Net asset value, beginning of period .............................   $  8.35     $  7.71     $  9.13      $ 11.57      $ 11.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................................      0.13        0.14        0.33         0.29         0.29
   Net realized and unrealized gains (losses)
      on investments .............................................      0.72        0.81       (0.97)(b)    (1.31)        0.83
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ................      0.85        0.95       (0.64)       (1.02)        1.12
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................      0.13        0.31        0.33         0.32         0.26
   Net realized gains ............................................        --          --        0.45         1.10         0.32
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................      0.13        0.31        0.78         1.42         0.58
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................   $  9.07     $  8.35     $  7.71      $  9.13      $ 11.57
===================================================================================================================================

TOTAL RETURN(A) ..................................................     10.21%      12.70%      (8.21)%     (10.03)%      10.29%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................   $15,065     $13,962     $11,365      $35,442      $40,974
   Ratios to average net assets:
      Net investment income ......................................      1.42%       1.59%       3.60%        2.70%        2.50%
      Net expenses ...............................................      0.20%       0.20%       0.20%        0.20%        0.20%
      Gross expenses .............................................      0.21%       0.21%       0.21%        0.31%        0.32%
   Portfolio turnover rate .......................................        16%         22%         28%          25%          52%
===================================================================================================================================


                                                                                          GE AGGRESSIVE
                                                                                            STRATEGY
                                                                                              FUND

                                                                    9/30/04      9/30/03     9/30/02     9/30/01     9/30/00
-----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --          --          --          --        1/5/98
Net asset value, beginning of period .............................   $ 8.93       $ 7.98     $  9.82     $ 12.49     $ 11.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................................     0.08         0.09        0.39        0.24        0.19
   Net realized and unrealized gains (losses)
      on investments .............................................     1.04         1.02       (1.35)(b)   (1.90)       1.15
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ................     1.12         1.11        (0.96)     (1.66)       1.34
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................     0.07         0.16        0.37        0.24        0.17
   Net realized gains ............................................       --           --        0.51        0.77        0.28
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................     0.07         0.16        0.88        1.01        0.45
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................   $ 9.98       $ 8.93     $  7.98     $  9.82     $ 12.49
=============================================================================================================================

TOTAL RETURN(A) ..................................................    12.60%       14.14%     (11.37)%    (14.31)%     11.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................   $6,200       $5,439     $ 4,086     $10,445     $10,724
   Ratios to average net assets:
      Net investment income ......................................     0.78%        0.95%       3.95%       2.06%       1.51%
      Net expenses ...............................................     0.20%        0.20%       0.20%       0.20%       0.20%
      Gross expenses .............................................     0.21%        0.21%       0.21%       0.56%       0.65%
   Portfolio turnover rate .......................................       16%          19%         42%         31%         50%
=============================================================================================================================



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

See Notes to Financial Statements.


                                    10 & 11

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Strategy Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.4%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .........................................................    26,915               $  710,545
GE Fixed Income Fund (Class A) ........................................................   106,472                1,337,287
GE International Equity Fund (Class A) ................................................    24,011                  305,663
GE Small-Cap Value Equity Fund (Class A) ..............................................     8,552                  127,174
GEI Short-Term Investment Fund ........................................................    26,665                   26,665

TOTAL INVESTMENTS
   COST ($2,409,981) ..................................................................                         $2,507,334

------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Other Assets ..........................................................................                            447,139
Liabilities ...........................................................................                           (433,220)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................................................                             13,919
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                         $2,521,253
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in .......................................................................                          2,952,832
Undistributed (overdistributed) net investment income .................................                             38,136
Accumulated net realized gain (loss) ..................................................                           (567,068)
Net unrealized appreciation on Investments ............................................                             97,353
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100.0% ...................................................................                         $2,521,253
====================================================================================================================================

Shares Outstanding ....................................................................                            249,269
Net Asset Value, offering and redemption price per share ..............................                             $10.11


* Less than 0.1%

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Strategy Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 101.1%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .......................................................     194,897              $ 5,145,292
GE Fixed Income Fund (Class A) ......................................................     395,640                4,969,243
GE International Equity Fund (Class A) ..............................................     226,618                2,884,847
GE Small-Cap Value Equity Fund (Class A) ............................................     122,366                1,819,580
GEI Short-Term Investment Fund ......................................................     418,145                  418,145

TOTAL INVESTMENTS
   COST ($14,332,352) ...............................................................                          $15,237,107
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.1)%
------------------------------------------------------------------------------------------------------------------------------------
Other Assets ........................................................................                              289,772
Liabilities .........................................................................                             (461,851)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ........................................................                             (172,079)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                          $15,065,028
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in .....................................................................                           19,373,956
Undistributed (overdistributed) net investment income ...............................                              112,000
Accumulated net realized gain (loss) ................................................                           (5,325,683)
Net unrealized appreciation on Investments ..........................................                              904,755
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                          $15,065,028
====================================================================================================================================

Shares Outstanding ..................................................................                            1,661,345
Net Asset Value, offering and redemption price per share ............................                                $9.07


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Strategy Fund
September 30, 2004
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 101.6%
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .........................................................    89,285               $2,357,122
GE Fixed Income Fund (Class A) ........................................................    78,608                  987,315
GE International Equity Fund (Class A) ................................................   117,361                1,494,008
GE Small-Cap Value Equity Fund (Class A) ..............................................    83,617                1,243,385
GEI Short-Term Investment Fund ........................................................   219,659                  219,659

TOTAL INVESTMENTS
   COST ($5,917,479) ..................................................................                         $6,301,489
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.6)%
------------------------------------------------------------------------------------------------------------------------------------
Other Assets ..........................................................................                            620,583
Liabilities ...........................................................................                           (721,884)
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................................................                           (101,301)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100.0% ...................................................................                         $6,200,188
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Capital paid in .......................................................................                          7,737,753
Undistributed (overdistributed) net investment income .................................                             19,418
Accumulated net realized gain (loss) ..................................................                         (1,940,993)
Net unrealized appreciation on Investment .............................................                            384,010
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                         $6,200,188
====================================================================================================================================

Shares Outstanding ....................................................................                            621,559
Net Asset Value, offering and redemption price per share ..............................                              $9.98


See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 2004

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ...........................................  $   69,266               $   244,364              $  61,522
      Interest ...........................................         731                     3,279                  1,710
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ..........................................      69,997                   247,643                 63,232
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ...................       6,081                    30,659                 12,895
      Transfer agent fees ................................         130                       705                    262
      Trustees fees ......................................          77                       447                    161
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ...................       6,288                    31,794                 13,318
      Less: Fee reimbursed from
         transfer agent (see Note 2) .....................         (17)                      (17)                   (17)
      Less: Expenses waived or borne
         by the adviser ..................................        (190)                   (1,135)                  (406)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses .......................................       6,081                    30,659                 12,895
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .................................      63,916                   216,984                 50,337
====================================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments .......................     133,613                    49,668                 12,477
      Change in unrealized appreciation/(depreciation)
         on investments ..................................      13,765                 1,173,371                633,094
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain/(loss)
          on investments .................................     147,378                 1,223,039                645,571
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ....................................    $211,294                $1,440,023               $695,908
====================================================================================================================================


See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                           GE CONSERVATIVE
                                                                                               STRATEGY
                                                                                                 FUND
                                                                                    YEAR                        YEAR
                                                                                   ENDED                       ENDED
                                                                                   9/30/04                     9/30/03
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .................................................   $   63,916                   $   49,556
      Net realized gain (loss)
         on investments .....................................................      133,613                      (50,465)
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments .....................................................       13,765                      216,796
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ....................................................      211,294                      215,887
-----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................................................      (60,500)                    (156,991)
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ......................................................      (60,500)                    (156,991)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions ..........................................      150,794                       58,896
-----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..........................................    1,618,070                    1,748,095
      Value of distributions reinvested .....................................       60,499                      156,989
      Cost of shares redeemed ...............................................   (1,933,516)                    (997,799)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .................................................     (254,947)                     907,285
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS .........................................................     (104,153)                     966,181

NET ASSETS
   Beginning of year ........................................................    2,625,406                    1,659,225
-----------------------------------------------------------------------------------------------------------------------------
   End of year ..............................................................   $2,521,253                   $2,625,406
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ..............................................................   $   38,136                   $   34,719


CHANGES IN FUND SHARES

Shares sold by subscription .................................................      162,439                      187,721
Shares issued for
   distributions reinvested .................................................        6,199                       17,482
Shares redeemed .............................................................     (192,576)                    (106,184)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................................      (23,938)                      99,019
=============================================================================================================================


                                                                                                 GE MODERATE
                                                                                                   STRATEGY
                                                                                                     FUND
                                                                                        YEAR                         YEAR
                                                                                       ENDED                        ENDED
                                                                                       9/30/04                      9/30/03
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .................................................       $   216,984                  $   202,136
      Net realized gain (loss)
         on investments .....................................................            49,668                     (533,801)
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments .....................................................         1,173,371                    1,893,792
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ....................................................         1,440,023                    1,562,127
-------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................................................          (214,732)                    (450,593)
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ......................................................          (214,732)                    (450,593)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions ..........................................         1,225,291                    1,111,534
-------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..........................................         3,076,246                    3,333,771
      Value of distributions reinvested .....................................           214,726                      450,593
      Cost of shares redeemed ...............................................        (3,412,972)                  (2,298,973)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .................................................          (122,000)                   1,485,391
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS .........................................................         1,103,291                    2,596,925

NET ASSETS
   Beginning of year ........................................................        13,961,737                   11,364,812
-------------------------------------------------------------------------------------------------------------------------------
   End of year ..............................................................       $15,065,028                  $13,961,737
===============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ..............................................................       $   112,000                  $   109,747


CHANGES IN FUND SHARES

Shares sold by subscription .................................................           344,720                      429,686
Shares issued for
   distributions reinvested .................................................            24,625                       58,519
Shares redeemed .............................................................          (380,086)                    (289,377)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................................           (10,741)                     198,828
===============================================================================================================================


                                                                                              GE AGGRESSIVE
                                                                                                  STRATEGY
                                                                                                    FUND
                                                                                       YEAR                        YEAR
                                                                                      ENDED                       ENDED
                                                                                      9/30/04                     9/30/03
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .................................................       $   50,337                  $   43,940
      Net realized gain (loss)
         on investments .....................................................           12,477                    (128,947)
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments .....................................................          633,094                     713,929
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations ....................................................          695,908                     628,922
----------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................................................          (45,254)                    (81,281)
----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ......................................................          (45,254)                    (81,281)
----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions ..........................................          650,654                     547,641
----------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..........................................        1,902,509                   1,507,702
      Value of distributions reinvested .....................................           45,254                      81,281
      Cost of shares redeemed ...............................................       (1,837,472)                   (783,721)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .................................................          110,291                     805,262
----------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS .........................................................          760,945                   1,352,903

NET ASSETS
   Beginning of year ........................................................        5,439,243                   4,086,340
----------------------------------------------------------------------------------------------------------------------------
   End of year ..............................................................       $6,200,188                  $5,439,243
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ..............................................................       $   19,418                  $   14,335


CHANGES IN FUND SHARES

Shares sold by subscription .................................................          193,563                     181,669
Shares issued for
   distributions reinvested .................................................            4,743                       9,949
Shares redeemed .............................................................         (186,036)                    (94,251)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......................................           12,270                      97,367
============================================================================================================================


See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


1. ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to more accurately reflect the "fair value" of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Notes To Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------

At September 30, 2004, information on the tax components of capital is as follows:

                                                                                                           NET TAX
                                                                                                         UNREALIZED
                                          COST OF                GROSS TAX            GROSS TAX         APPRECIATION/
                                        INVESTMENTS             UNREALIZED           UNREALIZED        (DEPRECIATION)
                                     FOR TAX PURPOSES          APPRECIATION         DEPRECIATION       ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund          $ 2,440,583               $102,898             $(36,147)           $ 66,751
GE Moderate Strategy Fund               15,267,452                     --              (30,345)            (30,345)
GE Aggressive Strategy Fund              6,224,098                 80,375               (2,984)             77,391


                                          NET TAX
                                       APPRECIATION/
                                       (DEPRECIATION)         UNDISTRIBUTED         UNDISTRIBUTED
                                      ON DERIVATIVES,        ORDINARY INCOME/         LONG-TERM         POST OCTOBER
                                       CURRENCY AND            (ACCUMULATED      GAINS/(ACCUMULATED        LOSSES
                                     OTHER NET ASSETS         ORDINARY LOSS)        CAPITAL LOSS)    (SEE DETAILS BELOW)
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund              $ --                  $ 37,575          $   (535,905)      $         --
GE Moderate Strategy Fund                    --                   109,551            (4,388,134)                --
GE Aggressive Strategy Fund                  --                    18,060            (1,622,599)           (10,417)



As of September 30, 2004, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2004, GE Conservative Strategy Fund utilized capital loss carryovers in the amount of $46,142.


FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund     $   535,905      09/30/11
--------------------------------------------------------------------------------
GE Moderate Strategy Fund              64,217      09/30/10
                                    3,912,117      09/30/11
                                      411,800      09/30/12
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund         1,486,471      09/30/11
                                      136,128      09/30/12
--------------------------------------------------------------------------------

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2003 as follows:

POST-OCTOBER LOSS CAPITAL  CURRENCY
--------------------------------------------------------------------------------
GE Conservative Strategy Fund      $    --          $   --
GE Moderate Strategy Fund               --              --
GE Aggressive Strategy Fund         10,417              --


The tax composition of distributions paid during the year ended September 30, 2004 and September 30, 2003 were as follows:


                                 YEAR ENDED SEPTEMBER 30, 2004
                                 ------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
---------------------------------------------------------------
GE Conservative Strategy Fund     $ 60,500         $ --
GE Moderate Strategy Fund          214,732           --
GE Aggressive Strategy Fund         45,254           --



                                 YEAR ENDED SEPTEMBER 30, 2003
                                 ------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
---------------------------------------------------------------
GE Conservative Strategy Fund    $ 156,991         $ --
GE Moderate Strategy Fund          450,593           --
GE Aggressive Strategy Fund         81,281           --
---------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

TRANSFER AGENT CONVERSION EXPENSES On September 18, 2004, the Funds changed its Transfer Agent from Boston Financial Data Services (BFDS) to PFPC Inc. (PFPC). PFPC has agreed to pay for certain conversion expenses incurred by GEAM for the entire GEAM Mutual Fund Complex. As of September 30, 2004, PFPC paid $51 of those conversion expenses.


3. FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended September 30, 2004, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4. INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended September 30, 2004, were as follows:

                                  PURCHASES        SALES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund    $1,291,160     $1,504,257
GE Moderate Strategy Fund         2,428,639      2,484,556
GE Aggressive Strategy Fund       1,089,800        989,677


5. BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at September 30, 2004.

                                    5% OR GREATER SHAREHOLDERS
                                    -------------------------
                                     NUMBER   % OF FUND HELD
--------------------------------------------------------------------------------
GE Conservative Strategy Fund           4            99%
GE Moderate Strategy Fund               2            96%
GE Aggressive Strategy Fund             4           100%


Investment activities of these shareholders could have a material impact on these Funds.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund, each a series of GE LifeStyle Funds, as of September 30, 2004, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2003 and the financial highlights for each of the years or periods in the four-years then ended were audited by other auditors whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund, as of September 30, 2004, and the results of their operations, changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/KPMG LLP

Boston, MA
November 12, 2004

Tax Information  (unaudited)
--------------------------------------------------------------------------------

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.


CHANGE IN AUDITORS (UNAUDITED)

PricewaterhouseCoopers ("PwC") served as independent auditors for Trust. On April 12, 2004, PwC resigned as auditors and the Trust's Board selected KPMG LLP ("KPMG") as independent auditors for the Trust for the fiscal year ended September 30, 2004 upon the recommendation of the Trust's Audit Committee. During the two most recent fiscal years and through April 12, 2004, there was no disagreement with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to PwC's satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. The audit report of PwC on the financial statements of the Trust as of and for the year ended September 30, 2003 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    55

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   49


OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since
1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   41

OTHER DIRECTORSHIPS HELD BY TRUSTEE   GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Dennison Veru
  Richard Whitman - Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David Carlson

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall



  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company


  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHIEF EXECUTIVE OFFICER
  David Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn Karlic, EVP, FIXED INCOME

--------------------------------------------------------------------------------
                     [This page is left intentionally blank]

--------------------------------------------------------------------------------
                     [This page is left intentionally blank]


ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $51,000 in 2003 and $51,000 in 2004.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE LifeStyle Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $114,428 in 2003 and $337,665 in 2004.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 03, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 03, 2004

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE LIFESTYLE FUNDS

Date:  December 03, 2004

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.